SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT
Software	2-3 Years
Office Equipment	3-7 Years
Furniture and Fixtures	8 Years
Waste and Recycling Equipment	5 Years
Leasehold Improvements	Varies by Lease

SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIVES
Trucks	5 years
Containers	5 years
Software	2-3 Years
Office Equipment	3-7 Years
Furniture and Fixtures	8 Years
Waste and Recycling Equipment	5 Years
Leasehold Improvements	Varies by Lease